WARRANTS (Details)	6 Months Ended
Jun. 30, 2021 $ / shares shares
Warrants - Common Share Equivalents [Member]
Shares outstanding, beginning balance | shares	390,000
Warrants - Common Share Equivalents, additions | shares	350,305
Warrants - Common Share Equivalents, expired | shares	0
Warrants - Common Share Equivalents, Converted | shares	40,000
Shares outstanding, ending balance | shares	700,305
Warrants Exercisable Common Share Equivalents [Member]
Warrants exercisable - Common Share Equivalents, beginning balance | shares	390,000
Warrants exercisable - Common Share Equivalents, addition | shares	350,305
Warrants exercisable - Common Share Equivalents, ending balance | shares	700,305
Weighted Average Exercise price, beginning balance | $ / shares	$ 0.63
Weighted Average Exercise price, additions | $ / shares	1.61
Weighted Average Exercise price, converted | $ / shares	0.260
Weighted Average Exercise price, ending balance | $ / shares	1.31
Weighted Average Exercise Price [Member]
Weighted Average Exercise price, beginning balance | $ / shares	0.63
Weighted Average Exercise price, additions | $ / shares	1.61
Weighted Average Exercise price, converted | $ / shares	0.260
Weighted Average Exercise price, ending balance | $ / shares	$ 1.31